Document and Entity Information	Oct. 13, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity File Number	000-22012
Entity Registrant Name	Winmark Corporation
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-1622691
Entity Address, Address Line One	605 Highway 169 North
Entity Address, Adress Line Two	Suite 400
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55441
City Area Code	763
Local Phone Number	520-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	WINA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000908315
Amendment Flag	false